Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000256461 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%	[1]
C000256461 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000256463 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%	[2]
C000256463 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[2]
C000256464 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%	[3]
C000256464 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000256484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000256484 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000256484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000256484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[4]
C000256484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000256484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[4]
C000256484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000256484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000256484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[4]
C000256484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000256484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[4]
C000256484 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000256485 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[5]
C000256485 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000256485 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000256485 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000256485 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000256485 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[5]
C000256485 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[5]
C000256485 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[5]
C000256485 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[5]
C000256485 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000256485 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[5]
C000256485 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000256486 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000256486 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000256486 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000256486 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[6]
C000256486 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[6]
C000256486 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[6]
C000256486 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[6]
C000256486 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[6]
C000256486 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[6]
C000256486 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[6]
C000256486 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[6]
C000256486 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[6]
C000256487 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000256487 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000256487 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000256487 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[7]
C000256487 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[7]
C000256487 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[7]
C000256487 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[7]
C000256487 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[7]
C000256487 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[7]
C000256487 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[7]
C000256487 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[7]
C000256487 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000256507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000256507 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000256507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000256507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000256507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000256507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000256507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[8]
C000256507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000256507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[8]
C000256507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000256507 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000256507 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000256507 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000256507 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000256506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[9]
C000256506 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000256506 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000256506 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[9]
C000256506 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[9]
C000256506 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9]
C000256506 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[9]
C000256506 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[9]
C000256506 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[9]
C000256506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000256506 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000256506 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000256506 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000256506 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000256508 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[10]
C000256508 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000256508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000256508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[10]
C000256508 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[10]
C000256508 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[10]
C000256508 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[10]
C000256508 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[10]
C000256508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[10]
C000256508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000256508 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000256508 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000256508 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000256508 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000256505 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[11]
C000256505 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[11]
C000256505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000256505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[11]
C000256505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[11]
C000256505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[11]
C000256505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[11]
C000256505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000256505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[11]
C000256505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[11]
C000256505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000256505 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[11]
C000256505 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[11]
C000256505 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000256513 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[12]
C000256513 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000256513 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[12]
C000256513 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[12]
C000256513 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[12]
C000256513 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[12]
C000256513 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[12]
C000256513 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[12]
C000256513 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[12]
C000256513 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[12]
C000256513 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[12]
C000256513 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[12]
C000256509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[13]
C000256509 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
C000256509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[13]
C000256509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[13]
C000256509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[13]
C000256509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[13]
C000256509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[13]
C000256509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[13]
C000256509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[13]
C000256509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[13]
C000256509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000256509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13]
C000256510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[14]
C000256510 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000256510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[14]
C000256510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[14]
C000256510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[14]
C000256510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[14]
C000256510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[14]
C000256510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[14]
C000256510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[14]
C000256510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[14]
C000256510 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[14]
C000256510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000256511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[15]
C000256511 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[15]
C000256511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[15]
C000256511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[15]
C000256511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[15]
C000256511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[15]
C000256511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[15]
C000256511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[15]
C000256511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[15]
C000256511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[15]
C000256511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[15]
C000256511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[15]
C000256512 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[16]
C000256512 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16]
C000256512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[16]
C000256512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[16]
C000256512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[16]
C000256512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[16]
C000256512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[16]
C000256512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[16]
C000256512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[16]
C000256512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[16]
C000256512 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[16]
C000256512 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16]
C000256543 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17]
C000256543 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[17]
C000256543 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000256543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17]
C000256543 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000256543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.20%	[17]
C000256543 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[17]
C000256543 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000256543 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000256543 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18]
C000256544 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000256544 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[19]
C000256544 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[19]
C000256544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[19]
C000256544 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19],[20]
C000256544 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.20%	[19]
C000256544 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[19]
C000256544 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19],[20]
C000256544 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19],[20]
C000256544 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19],[20]
C000256542 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000256542 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21]
C000256542 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[21]
C000256542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000256542 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.20%	[21]
C000256542 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[21]
C000256542 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[23]
C000256549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[23]
C000256549 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%	[23]
C000256549 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256549 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256549 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[23]
C000256549 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[23]
C000256549 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[23]
C000256550 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[25]
C000256550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[25]
C000256550 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%	[25]
C000256550 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256550 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256550 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[25]
C000256550 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[25]
C000256550 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[25]
C000256548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[27]
C000256548 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[27]
C000256548 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	89.90%	[27]
C000256548 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[27],[28]
C000256548 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[27],[28]
C000256548 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[27]
C000256548 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[27]
C000256548 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[27]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	Amount rounds to less than 0.1%.
[19]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[20]	Amount rounds to less than 0.1%.
[21]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[22]	Amount rounds to less than 0.1%.
[23]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[24]	Amount rounds to less than 0.1%.
[25]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[26]	Amount rounds to less than 0.1%.
[27]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[28]	Amount rounds to less than 0.1%.